CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in operating assets and liabilities:
Cash flows used in operating activities	$ (2,583)	$ (3,020)	$ (2,108)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash flows provided by investing activities		(26)	(3,134)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash flows (used in) provided by financing activities	1,044	4,510	1,015
Cash and cash equivalents at beginning of year	2,388	2,085	7,102
Cash and cash equivalents at end of year	859	2,388	2,085
Parent
Changes in operating assets and liabilities:
Cash flows used in operating activities	(1,235)	(2,119)	(1,016)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash flows (used in) provided by financing activities	(60)	3,917	1,015
Net (decrease) increase in cash, cash equivalents and restricted cash	(1,295)	1,798	(1)
Cash and cash equivalents at beginning of year	1,968	170	171
Cash and cash equivalents at end of year	$ 673	$ 1,968	$ 170